Goodwill and Intangible Assets (Details) € in Thousands, $ in Thousands			12 Months Ended
	Dec. 04, 2025 USD ($)	Mar. 09, 2023 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Mar. 02, 2023 USD ($)	Mar. 02, 2023 EUR (€)
Goodwill and Intangible Assets [Line items]
Amortization expense			$ 989	$ 768	$ 730
Carrying amount			140
Acquisition amortized			$ 1,129	$ 768	$ 730
Total consideration	$ 1,000
Fort-Technology [Member]
Goodwill and Intangible Assets [Line items]
Share capital issued and outstanding						$ 2,458	€ 2,039
Acquisition amortized		$ 1,991
Acquisition amortized period		10 years